Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule for new allotments of options and restricted stock units (RSUs)

Date of grant and eligible recipients	Terms of the instrument	No. of ordinary shares (thousands)	Vesting Conditions	Contractual duration of the instrument (years)
Options awarded to employees of the Company and subsidiaries on March 25, 2021	Options exercisable for ordinary shares	2,600	1/3 after one year and the balance in 8 quarterly tranches	4 years
RSUs awarded to directors on March 25, 2021	The RSUs vest automatically at no exercise price	90	1/3 after one year and the balance in 8 quarterly tranches	4 years
Options awarded to employees of the Company and subsidiaries on April 19, 2021	Options exercisable for ordinary shares	800	1/3 after one year and the balance in 8 quarterly tranches	4 years
Options awarded to employees of the Company and subsidiaries on July 22, 2021	Options exercisable for ordinary shares	1,362.5	1/3 after one year and the balance in 8 quarterly tranches	4 years
RSUs awarded to directors on September 14, 2021	The RSUs vest automatically at no exercise price	287.5	1/3 after one year and the balance in 8 quarterly tranches	4 years
Options awarded to directors on September 14, 2021	Options exercisable for ordinary shares	785.6	1/3 after one year and the balance in 8 quarterly tranches	4 years
Options awarded to the deputy CEO on September 14, 2021	Options exercisable for ordinary shares	250	1/3 after one year and the balance in 8 quarterly tranches	4 years
Options awarded to BlueSoundWaves on October 6, 2021	Options exercisable for ordinary shares	6,215.8	1/3 after one year and the balance in 8 quarterly tranches, subject to milestone-based acceleration	10 years
RSUs awarded to BlueSoundWaves on October 6, 2021	The RSUs vest automatically at no exercise price	1,243.1	1/3 after one year and the balance in 8 quarterly tranches, subject to milestone-based acceleration	10 years
Options awarded to employees of the Company and subsidiaries on November 24, 2021	Options exercisable for ordinary shares	925	1/3 after one year and the balance in 8 quarterly tranches	4 years
Total options/RSUs exercisable/vesting into shares granted in the year ended December 31, 2021		14,559.5

Schedule for number and weighted average exercise prices of options and RSUs

	Number of options and RSUs 2021	Weighted average exercise price 2021 NIS
Outstanding at January 1	9,505,140	2.60
Granted during the year	14,559,520	2.06
Forfeited during the year	194,673	1.63
Exercised during the year(1)	4,834,730	2.55
Outstanding at December 31	19,035,257	2.20
Exercisable at December 31	3,562,192	3.07

(1)  Partly executed through cashless mechanism

Schedule of parameters used for measuring fair value at the date the share-based payment plan

Options/RSUs
Fair value at date awarded	NIS 23.0 million (USD 7.0 millions)

Parameters taken into account in the fair value calculation:
Share price (NIS at date awarded)	2.05 - 3.53
Exercise price (NIS unlinked)	0 - 3.68
Expected volatility	73.84% - 93.10%
Expected useful life	4 - 10 years
Risk-free interest rate	0.23% - 1.97%
Expected rate of dividend	0%